Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SMALL CAP VALUE FUND (Class A, Class C and Class I)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital appreciation through investment in small capitalization companies.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's principal investment strategies are:

•  Investing at least 80% of net assets (plus borrowing for investment purposes) in small capitalization companies (i.e., companies with market capitalizations of up to $2 billion at the time of purchase). Generally investing a significant proportion of its assets in companies with market capitalizations under $500 million at the time of purchase, which are often referred to as "micro-cap stocks."

•  Using an actively managed, value-based investment approach focusing on the long-term market cycle (at least 3-5 years) to select investments.

•  Identifying growing companies with unique or proprietary advantages in their industries and strong potential for earnings growth.

•  Borrowing up to 5% of total assets for strategic investment purposes. Borrowing above 5% of total assets may be used to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. Under normal circumstances, total borrowing would be limited to no more than 15% of total assets.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Value stocks can perform differently. A value-oriented investment approach involves the risk that value stocks may remain undervalued, or may not appreciate in value as anticipated. Value stocks can perform differently from the market as a whole or from other types of stocks and may be out of favor with investors for varying periods of time.

•  Small cap and micro-cap stocks may be more volatile. Investing in small capitalization and micro capitalization companies generally involves greater risks than investing in larger companies. The market may value companies according to size or market capitalization rather than financial performance. As a result, if small cap or micro-cap investing is out of favor, the Fund's small cap and micro-cap holdings may decline in price even though their fundamentals are sound. They may be more difficult to buy and sell, subject to greater business risks, and more sensitive to market changes, than larger capitalization securities.

•  Borrowing. The Fund may borrow money to meet redemptions or for other short-term cash needs in order to avoid forced, unplanned sales of portfolio securities. This technique allows the Fund greater flexibility by allowing the Manager to continue to buy and sell portfolio securities primarily for investment or tax considerations, rather than for cash flow considerations. The Fund will pay interest on loans, and that interest expense may raise the overall expenses of the Fund and reduce its returns. The Fund also may use leverage. "Leverage" is the investment technique of using borrowed money to invest in portfolio securities. The use of leverage will magnify the Fund's gains or losses. The use of leverage may cause the Fund's expenses to be greater than comparable funds that do not borrow. In the case of borrowing for leverage, the interest paid on a loan might be more (or less) than the return on the securities purchased with the loan proceeds. Additionally, the use of leverage may make the Fund's share prices more sensitive to interest rate changes and thus might cause the Fund's net asset value per share to fluctuate more than that of funds that do not borrow.

•  Market events risk. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 40 of this prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows how the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 42.38% (quarter ended June 30, 2009), and the lowest quarterly return was –35.70% (quarter ended December 31, 2008).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.70%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The results for Class A shares include the maximum sales charge.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
Russell 2000® Index (does not reflect deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.72%
Average Annual Returns, Since Inception of Class I	rr_AverageAnnualReturnSinceInception	3.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2006
SMALL CAP VALUE FUND CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	833
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,927
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,442
Annual Return 2003	rr_AnnualReturn2003	83.21%
Annual Return 2004	rr_AnnualReturn2004	36.60%
Annual Return 2005	rr_AnnualReturn2005	8.64%
Annual Return 2006	rr_AnnualReturn2006	35.05%
Annual Return 2007	rr_AnnualReturn2007	6.10%
Annual Return 2008	rr_AnnualReturn2008	(43.52%)
Annual Return 2009	rr_AnnualReturn2009	37.27%
Annual Return 2010	rr_AnnualReturn2010	20.14%
Annual Return 2011	rr_AnnualReturn2011	8.65%
Annual Return 2012	rr_AnnualReturn2012	11.85%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.30%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.31%
SMALL CAP VALUE FUND CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.02%
SMALL CAP VALUE FUND CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.08%
SMALL CAP VALUE FUND CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.70%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	446
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,052
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,780
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,702
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	348
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,059
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,793
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,730
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.08%
SMALL CAP VALUE FUND CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense on borrowings	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	1.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	266
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	817
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,395
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,964
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.16%
Average Annual Returns, Since Inception of Class I	rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 09, 2006